Loans Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Loans Receivable [Abstract]
Schedule of Loans Receivable Recognized

The details of the loans receivable recognized as at December 31, 2025 are as follows:

Balance, December 31, 2024	$955,022
Addition	643,030
Interest Receivable	92,638
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Termination of loans to First Towers’ including interest, pursuant to the acquisition	(868,591)
Write-off of loans to Halo	(235,686)
Movement in exchange rates	6,647
Balance, December 31, 2025	$–